CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents		$ 6,882	$ 10,617	$ 6,021
Accounts receivable, net		47,598	42,660	45,019
Contract assets		62,143	56,984	43,357
Prepaid expenses		5,923	6,227	4,290
Other current assets		1,909	1,769	2,224
Total current assets		124,455	118,257	100,911
Property and equipment, net		2,600	2,611	2,289
Operating right-of-use assets		3,398	3,920	3,884
Other noncurrent assets		7,151	4,558	5,535
Goodwill		32,132	32,132	32,132
Intangible assets, net		12,490	14,163	15,148
Total Assets		182,226	175,641	159,899
Current Liabilities:
Accounts payable		70,844	47,531	41,915
Line of credit		41,426	29,916	29,373
Accrued expenses		80,048	65,538	48,990
Deferred compensation		12,892	8,321	1,079
Contract liabilities		4,690	4,603	3,993
Operating lease liabilities, current		1,596	1,675	1,412
Warrant liabilities		1,890	1,380
Current portion of long-term debt, net of debt issuance costs		23,540	22,666	680
Total current liabilities		245,726	181,630	127,442
Long-Term Liabilities:
Deferred income taxes		218	178	1,897
Operating lease liabilities, noncurrent		2,838	3,770	4,555
Long-term debt, net of debt issuance costs	$ 51,000	46,710	51,000	47,024
Other long-term liabilities		467	367	167
Total Long-Term Liabilities		50,233	55,315	53,643
Total Liabilities		295,959	236,945	181,085
Total Stockholders’ Deficit		(113,733)	(61,304)	(21,186)
Total Liabilities, Class A Ordinary Shares subject to Possible Redemption and Stockholders’ Deficit		$ 182,226	$ 175,641	$ 159,899